Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the Six Months Ended March 31
	2025	2024
Current tax provision
BVI	$-	$-
Hong Kong	-	-
PRC	36,837	285,302
	36,837	285,302
Deferred tax (benefit) provision
BVI	-	-
Hong Kong	-	-
PRC	(17,271)	23,711
	(17,271)	23,711
Income tax provision	$19,566	$309,013

Schedule of Deferred Tax Assets

Deferred tax assets, net are composed of the following:

	March 31, 2025	September 30, 2024
Deferred tax assets:
Net operating loss carry-forwards	$99,880	$367,554
Inventory written down	128,929	119,930
Allowance for credit losses	16,212	12,458
Total	245,021	499,942
Valuation allowance	(110,574)	(378,620)
Total deferred tax assets, net	$134,447	$121,322

Schedule of Movement of the Valuation Allowance

Movement of the valuation allowance:

	March 31, 2025	September 30, 2024
Beginning balance	$378,620	$15,688
Current year (reduction) addition	(256,227)	353,156
Exchange difference	(11,819)	9,776
Ending balance	$110,574	$378,620

Schedule of Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2025 and 2024:

	For the Six Months Ended March 31,
	2025	2024
China Income tax statutory rate	25.0%	25.0%
Effect of PRC tax holiday	71.9%	(14.6)%
Permanent difference	30.3%	-
Research and development tax credit	(347.1)%	(6.8)%
Non-PRC entity not subject PRC income tax	206.5%	5.7%
Change in valuation allowance	81.9%	6.5%
Others	-	(0.5)%
Effective tax rate	68.5%	15.3%

Schedule of Taxes Payable

Taxes payable consist of the following:

	March 31, 2025	September 30, 2024
Income tax payable	$608,316	$809,389
Value added tax payable	-	306,183
Other taxes payable	-	8,001
Total taxes payable	$608,316	$1,123,573